Income Taxes - Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Current	$ 94,128	$ 73,938	$ 50,553
Deferred	(26,887)	(6,510)	12,485
Income taxes	$ 67,241	$ 67,428	$ 63,038